Tidal Trust III
234 West Florida Street, Suite 700
Milwaukee, WI 53204

July 15, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Tidal Trust III (the “Trust”) File Nos. 333-221764, 811-23312

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the VistaShares Space Supercycle ETF, VistaShares Robotics Supercycle ETF, and VistaShares Defense Supercycle ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective July 12, 2026, and filed electronically as Post-Effective Amendment No. 197 to the Trust’s Registration Statement on Form N-1A on July 10, 2026.

If you have any questions or require further information, please contact David Mathews at (262) 240-4657 or dmathews@tidalfg.com.

Sincerely,

/s/ David Mathews
David Mathews
Senior Counsel II
Tidal Investments LLC, on behalf of Tidal Trust III